Debt - Schedule of Prepayment of Debt Note (Details) (10-K)	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020	Jul. 02, 2020
Debt interest rate			10.00%
Under 30 [Member]
Payment Amount	115% of Principal Amount (as hereinafter defined) so paid	115% of Principal Amount (as hereinafter defined) so paid
Debt interest rate	115.00%	115.00%
31-60 [Member]
Payment Amount	120% of Principal Amount so paid	120% of Principal Amount so paid
Debt interest rate	120.00%	120.00%
61-90 [Member]
Payment Amount	125% of Principal Amount so paid	125% of Principal Amount so paid
Debt interest rate	125.00%	125.00%
91-180 [Member]
Payment Amount	135% of Principal Amount so paid	135% of Principal Amount so paid
Debt interest rate	135.00%	135.00%